CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Cash	$ 72,120	$ 28,551
Accounts receivable and other	331,009	28,397
Total Current Assets	403,129	56,948
Oil and gas properties-being amortized	556,527	556,527
Oil and gas properties-not being amortized	9,667,891	621,943
Office equipment and software	24,783	24,783
Accumulated depletion and depreciation	(259,870)	(241,526)
Net Property and Equipment	9,989,331	961,727
Restricted Cash	211,566	207,591
Other	1,084	1,084
Total Other Assets	212,650	208,675
TOTAL ASSETS	10,605,110	1,227,350
Short-term debt - related party	2,960,396
Accounts payable - trade	447,301	5,616
Accounts payable - related party	69,148	52,793
Accrued expenses	56,878	41,655
Loans from stockholders	134,250	243,500
Total Current Liabilities	3,667,973	343,564
COMMITMENTS
Preferred stock, no par (50,000,000 shares authorized, none outstanding)
Common stock, no par (unlimited shares authorized, 49,960,000 and 22,705,680 shares respectively outstanding)	10,534,313	4,116,877
Additional paid in capital	176,752	176,752
Accumulated (deficit)	(3,773,928)	(3,409,843)
Total Stockholders' Equity	6,937,137	883,786
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,605,110	$ 1,227,350